Document and Entity Information	6 Months Ended
	Nov. 30, 2011	Feb. 21, 2012
Document And Entity Information
Entity Registrant Name	Bella Petrellas Holdings, Inc.
Entity Central Index Key	0001499855
Document Type	10-Q
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Amendment Description	To update the Financials
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		21,404,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Nov. 30, 2011	May 31, 2011
Current Assets
Cash in Bank	$ 10,168	$ 193
Accounts Receivable	118,513	0
Prepaid Expenses	35,509	100,000
Other Current Assets	11,089	0
Total Current Assets	175,279	100,193
Plant, Property, and Equipment, net of accumulated depreciation of $176,242 at November 30, 2011	52,497	0
Other Assets
Prepaid Expenses	69,249	0
Identifiable Intangible Assets, net of accumulated amortization of $79,775 at November 30, 2011	3,111,225	0
Due from stockholder	404,650	0
Goodwill	441,071	0
Trademarks	5,000	5,000
Total Other Assets	4,031,195	5,000
Total Assets	4,258,971	105,193
Current Liabilities
Accrued Executive Compensation	198,671	123,158
Accounts Payable (including related party balance of $127,674 and $90,174 at November 30, 2011 and May 31, 2011, respectively)	217,561	134,682
Notes payable	3,737,334	0
Other Current Liabilities	41,341	0
Total Current Liabilities	4,194,907	257,840
Long Term Liabilities
Notes Payable	421,254	0
Deferred Revenue	20,000	0
Total Long Term Liabilities	441,254	0
Total Liabilities	4,636,161	257,840
Shareholders' Equity (Deficit)
Common Stock, $0.01 par value; 500,000,000 shares authorized; 20,424,000 and 16,855,600 shares issued and outstanding at November 30, 2011 and May 31, 2011, respectively	204,240	168,556
Additional Paid-in Capital	1,442,791	615,687
Accumulated deficit	(2,024,221)	(936,890)
Total Shareholders' Equity (Deficit)	(377,190)	(152,647)
Total Liabilities and Shareholders' Equity	$ 4,258,971	$ 105,193

Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2011	May 31, 2011
Assets
Accumulated depreciation	$ 176,242	$ 0
Accumulated amortization	79,775	0
Current Liabilities
Accounts Payable, related party	$ 127,674	$ 90,174
Shareholders' Equity
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	20,424,000	16,855,600
Common stock shares outstanding	20,424,000	16,855,600

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010
Revenues
Sales	$ 643,586	$ 32,386	$ 677,669	$ 60,181
Cost of Sales
Cost of Goods Sold	203,887	23,689	230,565	46,442
Gross Profit	439,699	8,697	447,104	13,739
Expenses
General and Administrative Expenses	1,355,702	333,253	1,530,911	502,495
Net Loss	$ (916,003)	$ (324,556)	$ (1,083,807)	$ (488,756)
Basic and diluted loss per share	$ (0.05)	$ (0.02)	$ (0.06)	$ (0.03)
Basic and diluted weighted average common shares outstanding	19,992,877	16,755,600	19,612,672	16,305,327

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,083,807)	$ (488,756)
Adjustments to reconcile net loss to net cash used by operating activities:
Non-cash expenses	448,714	431,912
Changes in assets and liabilities:
Accounts Receivable	(9,604)	5,881
Inventory	11,089	694
Prepaid Expenses	372,451	0
Accrued Executive Compensation	75,513	0
Accounts Payable	41,341	50,234
Other Liabilities	80,890	0
Net cash (used) by operating activities	(63,413)	(35)
Cash flows from financing activities:
Sale of common stock	73,388	0
Net cash provided by financing activities	73,388	0
Net increase (decrease) in cash	9,975	(35)
Cash at beginning of period	193	298
Cash at end of period	10,168	263
Supplemental disclosures of non-cash investing and financing activities:
Stock issued in exchange for payment of expenses by JVW Entertainment, Inc.	0	70,689
Common Stock issued as additional incentive to close Westshore contracts	302,000	0
Common Stock issued to extend Westshore contracts	160,000	0
Common Stock issued for services	130,000	250,000
Common Stock issued for prepayment of services	295,000	0
Promissory Notes issued to acquire subsidiaries	3,687,674	0
Capital contribution for prepaid expenses by JVW Entertainment, Inc.	0	3,500
Capital contribution for payment of expenses by JVW Entertainment, Inc.	$ 3,000	$ 71,099

Nature of Business	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Nature of Business

Bella Petrella’s Holdings, Inc. (the "Company") is a marketing Company, incorporated in Florida on July 28, 2009, with headquarters in Orlando, Florida. The Company sells its own line of gourmet pasta sauces and salsas. The Company is the sole owner of two subsidiaries, Bobby V's Original Westshore Pizza, LLC ("Bobby V's), incorporated in Florida, on August 27, 2008, and Philly Westshore Franchising Enterprises, Inc. ("Philly"), organized in Florida, on March 30, 2008. Bobby V's is a pizza and sandwich sports bar located in Tampa, Florida. Philly, headquartered in Tampa Florida, franchises pizza and sandwich sports bar restaurants primarily in Florida and Ohio. Bobby V's and Philly are referred to together as the "Westshore Companies". The Company’s principal assets are the pasta sauce recipes developed by one of its founders, the pizza and sandwich sports bar's reputation, customer base, inventory and equipment, and franchise contracts and related receivables.

Basis of Presentation and Going Concern	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Basis of Presentation and Going Concern

While the information presented in the accompanying interim condensed financial statements is unaudited, it includes all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). These interim financial statements follow the same accounting policies and methods of application as used in the May 31, 2011 audited financial statements of the Company. All adjustments are of a normal, recurring nature. Interim financial statements and the notes thereto do not contain all of the disclosures normally found in year-end audited financial statements, and these notes to Interim Condensed Financial Statements are abbreviated and contain only certain disclosures related to the three months period ended November 30, 2011. It is suggested that these interim financial statements be read in conjunction with the Company’s year-end audited May 31, 2011 financial statements. Operating results for the three month period ended November 30, 2011 are not necessarily indicative of the results that can be expected for the year ending May 31, 2012.

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due.

The Company has incurred net losses during the three months ended November 30, 2011 and 2010 of $916,003 and $324,556, respectively. To continue as a going concern, the Company plans to raise funds through private placements and public stock offerings. These funds will be used for marketing and payment of general and administrative expenses. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the period. Management routinely makes judgments and estimates about the effects of matters that are inherently uncertain. Estimates that are critical to the accompanying financial statements include estimates related to classification of expenditures as either an asset or expense, valuation of deferred tax assets, and the likelihood of loss contingencies. Management bases its estimates and judgments on experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Estimates and assumptions are revised periodically and the effects of revisions are reflected in the financial statements in the period it is determined to be necessary. Actual results may differ materially from these estimates under different assumptions or conditions.

Revenue Recognition

The Company accounts for revenue recognition in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB 101) and FASB ASC 605 Revenue Recognition.  The Company recognizes revenue for the pasta sauces and salsas operation, when rights and risk of ownership have passed to the customer, when there is persuasive evidence of an arrangement, product has been shipped or delivered to the customer, the price and terms are finalized, and collections of resulting receivable is reasonably assured.  Pasta sauces and salsa products are primarily shipped FOB shipping point at which time title passes to the customer. The Company recognizes revenue for the pizza and sports bar operation at the point of sale. The Company recognizes revenue for the franchising operation ratably each month, over the term of the underlying franchise agreements.

Share-Based Compensation

U.S. GAAP requires companies to measure the cost of employee services received in exchange for the award of equity instruments based on the fair value of the award at the date of grant. The expense is to be recognized over the period during which an employee is required to provide services in exchange for the award.

The Company accounts for common stock warrants granted based on the fair market value of the instrument using the Black-Scholes option pricing model utilizing certain weighted average assumptions such as expected stock price volatility, term of the common stock warrants, risk-free interest rates, and expected dividend yield at the grant date.  Expected stock price volatility is based on a calculated value which was determined through the weighted average stock price volatilities of appropriate peer companies. The expected term of the common stock warrants granted is equal to the estimated life of the warrants. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the common stock warrants. The Company does not expect to pay any dividends.

Income Taxes

Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates.

Certain guidance located within Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 740, "Income Taxes" (“ASC Topic 740”), clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC Topic 740 provides guidance on the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on the recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition. The Company had no uncertain tax positions for the three months ended November 30, 2011 or three months ended November 30, 2010.

Net Loss Per Share

Basic loss per common share is computed based on weighted average shares outstanding and excludes any potential dilution from stock options, warrants and other common stock equivalents; this metric is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (i.e., options and warrants) were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity. For the periods ended November 30, 2011 and May 31, 2011, common stock equivalents consisting of 1,000,000 outstanding warrants were not considered in the calculation of the weighted average number of common shares outstanding for diluted EPS, as they would be anti-dilutive, thereby decreasing the net loss per common share.

Recent Accounting Pronouncements

The Company’s management does not believe that recent codified pronouncements by the FASB will have a material impact on the Company’s current or future financial statements.

Equity Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Equity Transactions

On October 13, 2011, the Company issued 500,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for a three month extension of the maturity date of the promissory notes issued to close the transactions described previously in this disclosure.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the promissory notes was extended to December 31, 2011. The stock was valued at $.32 per share for a total of $160,000 which is reflected in the financial statements as $106,720 of interest expense, and $53,280 of prepaid assets.

On September 2, 2011, the Company issued 350,000 shares of restricted common stock to the owner of  Bobby V’s and Philly as inducement to close the transactions described previously in this disclosure by acceptance of promissory notes in lieu of cash at closing.  The stock was valued at $.32 per share for a total of $112,000 which is reflected in the financial statements as interest expense.

On October 24, 2011, the Company issued 337,400 shares of restricted common stock to various individuals as reimbursement of expenses. The stock was valued at $.22 per share for a total of $73,388 which is reflected in the financial statements as selling, general and administrative expenses.

Concentrations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Concentrations

The Company does a significant amount of its total pasta sauces and salsas business with one customer. This customer comprises 3% and 98% of total revenues for the Company’s products for the three month periods ended November 30, 2011 and 2010 respectively.

The Company outsources its pasta sauces and salsas product manufacturing to one manufacturer. However, the Company believes other manufacturing options are available.

Contingencies and Commitments	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Contingencies and Commitments

In connection with the stock purchase by JVW Entertainment, Inc., the Company has entered into a Consulting Services Agreement with Joseph M. Petrella, Jr., one of the Company’s founders. The Consulting Services Agreement is for a period of five (5) years with cash payments made every two weeks totaling $75,000 per year. The agreement also calls for common stock purchase warrants to be issued in the total amount of 1,000,000 shares, exercisable for four years beginning one year after the date of the consulting agreement. The exercise amounts and prices are as follows:

200,000 shares at $0.50/share	200,000 shares at $2.00/share
200,000 shares at $0.75/share	200,000 shares at $3.00/share
200,000 shares at $1.00/share

Mr. Petrella, Jr., also entered into an Agreement Not To Compete with the Company.  No value was assigned to the non-compete agreement due to disincentives to break the non-compete, such as the Consulting Services Agreement and Mr. Petrella, Jr.'s continuing ownership interest in the Company.

Related Party Transactions	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transactions

In connection with a Consulting Services Agreement with Mr. Petrella, Jr., the Company has recorded a liability in the amount of $127,674 and $90,174, as of November 30, 2011 and May 31, 2011, which is included in accounts payable in the accompanying balance sheets.

During the three months ended November 30, 2011 and the three months ended November 30, 2010, the Company incurred $2,627, and $9,052, respectively, in commissions to Mr. Petrella, Jr.. These commissions are included in general and administrative expenses in the accompanying statement of operations. The commissions paid and accrued and common stock issued to Mr. Petrella, Jr., during the periods were considered reasonable compensation for his selling and administrative services during the period.

 During the three months ended November 30, 2011, JVW Entertainment. Inc. paid approximately $3,000 in Company expenses which were recorded as additional paid in capital.  During the twelve months ended May 31, 2011, JVW Entertainment, Inc. advanced approximately $214,383 to the Company in payment of Company expenses, $70,689 of which was recorded as payment for purchase of common stock, with $143,694 being recorded as additional paid in capital.

Accrued Executive Compensation at November 30, 2011 represents compensation owed to John V. Whitman, Jr., CEO, Kenneth L. Shartz, Vice President Retail Sales, and Joseph M. Petrella, III, Vice President Institutional Sales.

Business Combinations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Business Combinations

The Company entered into the following material contracts, effective September 2, 2011.

1.	The Company purchased Bobby V’s at a price of $1,110,000, which was paid with the Company's two promissory notes due October 31, 2011, secured by the members’ interests in the acquired limited liability company. The maturity date of the notes is subject to two extensions, the last being through August 31, 2012, and can be paid by issue of shares of the Company’s common stock, at the election of the note holders. The note was extended to December 31, 2011 on October 13, 2011, with the issuance of the 500,000 shares of Company common stock as discussed in item 2, below. These two promissory notes, along with the promissory note issued to purchase Philly described in item 2, below, were extended in unison in exchange for the stock issued.

2.	The Company purchased Philly at a price of $2,590,000, which was paid with the Company's promissory note due October 31, 2011, secured by the common stock in the acquired corporation. The maturity date of the note is subject to two extensions, the last being through August 31, 2012, and can be paid by shares of the Company’s common stock, at the election of the holder. On October 13, 2011, the first extension was granted through December 31, 2011, in exchange for 500,000 shares of the Company’s common stock, which were issued on October 13, 2011. This promissory note, along with the promissory notes issued to purchase Bobby V's described in item 1, above, were extended in unison in exchange for the stock issued.

The Company acquired the Westshore Companies as part of its strategy to make acquisitions that provide vertical integration with its current products.  The Company also believes the acquisitions provide revenue and expansion potential.

Bobby V’s operates one 83 seat pizza and sandwich sports bar in Tampa, Florida.  The restaurant was founded in 1994.  Unaudited gross revenues of the restaurant’s most recently ended 2010 fiscal year were approximately $1,519,000.

Philly franchises to others pizza and sandwich sports bars primarily in Florida and Ohio.  Audited gross revenues of the business’ most recently ended 2010 fiscal year were approximately $731,000.

The Company has employed the prior owner to continue management of Bobby V’s and Philly.  The employment contract is for seven years and calls for an initial annual salary of $450,000 in the aggregate until the Company's notes given in purchase of the subsidiaries are paid and a salary of $150,000 per year after the payment of the notes.

The following table presents unaudited pro forma information of the results of the Company for the periods ended November 30, 2011 and November 30, 2010 as if these acquisitions had taken place at the beginning of the periods presented.

	Six months ended November 30,
	2011	2010
Net Sales	$1,293,287	$1,112,536

Operating Income (Loss)	(433,724)	(342,901)

Net Income (Loss)	$(1,047,023)	$(480,147)

The following table presents an unaudited summary of the purchase price consideration for Bobby V's and Philly:

Bobby V's
Note Payable	$553,151
Note Payable	553,151
Accrued interest	3,698
$1,110,000

Philly
Note Payable	$2,581,372
Accrued interest	8,628
$2,590,000

Allocation of Consideration Transferred

U.S. GAAP, requires, among other things, that the assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The purchase price for Bobby V's and Philly was provisionally allocated to tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at acquisition date, with the excess being allocated to goodwill, in the following unaudited table:

Bobby V's
Cash and Cash Equivalents	$4,541
Accounts Receivable	15,000
Inventory	11,089
Prepaid Expenses	365
Plant, Property & Equipment	280,041
Identifiable Intangible Assets	495,000
Goodwill	353,031
Current Liabilities	(49,067)
$1,110,000

Philly
Cash and Cash Equivalents	$13,490
Accounts Receivable	137,970
Plant, Property & Equipment	3,954
Identifiable Intangible Assets	2,696,000
Goodwill	88,040
Current Liabilities	(102,387)
Long Term Liabilities	(247,067)
2,590,000

Management's purchase price allocation is provisional (which may impact intangible asset valuations and the purchase price allocation), until the Company receives an independent purchase price allocation report which is expected to be delivered soon.

Subsequent Events	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Subsequent Events

On February 8, 2012, the Company issued 1,000,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for an extension of the maturity date of the promissory notes issued to close the transactions described previously in notes to consolidated financial statements.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the notes has been extended to August 31, 2012.